Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust
Supplement Dated September 24, 2024
to the Summary Prospectus, Prospectus and Statement of Additional Information,
each dated April 30, 2024 as may be supplemented from time to time
State Street Emerging Markets Equity Index Fund (the “Fund”)
Class K (SSKEX)
Effective October 1, 2024 (the “Implementation Date”), the following fee changes for the Fund will take effect: (i) the management fee for the Fund will be reduced from 0.14% to 0.08%; and (ii) the Fund’s existing contractual expense limitation agreement with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund will be amended to lower the Fund’s net annual operating expenses to 0.074%, subject to the same exceptions as are currently in effect and as more fully described below.
Effective on the Implementation Date, to reflect the changes described above and other changes, the Prospectus is revised as follows:
1.	The sections in the Fund’s prospectus and summary prospectus titled “Fees and Expenses of the Fund” and “Example” are deleted and replaced with the following:
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.080%
Distribution and/or Shareholder Service (12b‑1) Fees	0.000%
Other Expenses	0.170%
Total Annual Fund Operating Expenses	0.250%
Less Fee Waivers and/or Expense Reimbursements[1]	(0.176%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.074%

1
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non‑recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.074% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund’s Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs for the one‑year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$8	$63	$123	$301

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust
Supplement Dated September 24, 2024
to the Summary Prospectus, Prospectus and Statement of Additional Information,
each dated April 30, 2024 as may be supplemented from time to time
State Street Emerging Markets Equity Index Fund (the “Fund”)
Class K (SSKEX)
Effective October 1, 2024 (the “Implementation Date”), the following fee changes for the Fund will take effect: (i) the management fee for the Fund will be reduced from 0.14% to 0.08%; and (ii) the Fund’s existing contractual expense limitation agreement with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund will be amended to lower the Fund’s net annual operating expenses to 0.074%, subject to the same exceptions as are currently in effect and as more fully described below.
Effective on the Implementation Date, to reflect the changes described above and other changes, the Prospectus is revised as follows:
1.	The sections in the Fund’s prospectus and summary prospectus titled “Fees and Expenses of the Fund” and “Example” are deleted and replaced with the following:
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.080%
Distribution and/or Shareholder Service (12b‑1) Fees	0.000%
Other Expenses	0.170%
Total Annual Fund Operating Expenses	0.250%
Less Fee Waivers and/or Expense Reimbursements[1]	(0.176%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.074%

1
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non‑recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.074% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund’s Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs for the one‑year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$8	$63	$123	$301

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs for the one‑year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

STATE STREET EMERGING MARKETS EQUITY INDEX FUND | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.08%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.176%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.074%	[1]
1 Year	rr_ExpenseExampleYear01	$ 8
3 Years	rr_ExpenseExampleYear03	63
5 Years	rr_ExpenseExampleYear05	123
10 Years	rr_ExpenseExampleYear10	301
1 Year	rr_ExpenseExampleNoRedemptionYear01	8
3 Years	rr_ExpenseExampleNoRedemptionYear03	63
5 Years	rr_ExpenseExampleNoRedemptionYear05	123
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 301

[1]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non‑recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.074% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund’s Board of Trustees.